EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Revenue sharing income	$ 21,760
Common Stock - Fossil Group Inc.
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	368,815	362,414